Available for Sale Marketable Debt Securities (Summary of Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Cost [Abstract]
Less than one year, Cost	$ 2,644	$ 8,082
Due between 1-2 years, Cost	909	2,672
Due between 2-5 years, Cost		912
Total, Cost	3,553	11,666
Estimated Fair Value [Abstract]
Less than one year, Estimated Fair Value	2,663	8,100
Due between 1-2 years, Estimated Fair Value	918	2,702
Due between 2-5 years, Estimated Fair Value		925
Estimated Fair Value	$ 3,581	$ 11,727